Fixed Assets, Net and Advances for Vessels Under Construction and Vessel Acquisition - Capesize drybulk and Deliveries of newbuilding container vessels (Details) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2026 item	Jun. 30, 2026 USD ($) item	Dec. 31, 2025 USD ($) item
Fixed Assets, net
Fixed assets, net | $		$ 4,919,168	$ 4,892,047
TEU of vessels contracted for construction		184,550
Number of vessels acquired		11
6,014 TEU
Fixed Assets, net
Number of Container Vessels			2
Two 6,014 TEU
Fixed Assets, net
Fixed assets, net | $			$ 129,400
TEU of vessels contracted for construction			6,014
Drybulk capesize vessel
Fixed Assets, net
Escrow Deposit | $		$ 3,800
Remaining advances for vessels under construction | $		21,200
Fixed assets, net | $		$ 25,500
Two 5000 TEU vessels
Fixed Assets, net
TEU of vessels contracted for construction	5,000	5,000
Two 5300 TEU vessels
Fixed Assets, net
TEU of vessels contracted for construction			5,300
Capesize Bulk Carriers
Fixed Assets, net
Aggregate amount of purchase price | $		$ 25,000
Capesize Bulk Carriers | Two 5300 TEU vessels
Fixed Assets, net
TEU of vessels contracted for construction		5,300